Investments in subsidiaries and associates	12 Months Ended
Sep. 30, 2022
Investments in subsidiaries and associates
Investments in subsidiaries and associates

GROUP STRUCTURE

Note 30. Investments in subsidiaries and associates

Accounting policy

Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When the Group ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.
Changes in the Group’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.
In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.
All transactions between Group entities are eliminated on consolidation.
Associates

Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. The Group accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by the Group’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in associate.

Overseas companies predominantly carry on business in the country of incorporation. For unincorporated entities, ‘Country of incorporation’ refers to the country where business is carried on. The financial years of all controlled entities are the same as that of Westpac unless otherwise stated. From time to time, the Group consolidates a number of unit trusts where the Group has variable returns from its involvement with the trusts, and has the ability to affect those returns through its power over the trusts. These unit trusts are excluded from the table.

Note 30. Investments in subsidiaries and associates (continued)

The following table includes the material controlled entities of the Group as at 30 September 2022.

	Country of		Country of
Name	incorporation	Name	incorporation
Advance Asset Management Limited[1]	Australia	Westpac Financial Services Limited	Australia
Asgard Capital Management Limited	Australia	Westpac Overseas Holdings No. 2 Pty Limited	Australia
BT Financial Group Pty Limited	Australia	Westpac Overseas Holdings Pty Limited	Australia
BT Funds Management Limited	Australia	Westpac Securitisation Holdings Pty Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Group Investment-NZ-Limited	New Zealand
Capital Finance Australia Limited	Australia	Westpac New Zealand Group Limited	New Zealand
Crusade Trust No.2P of 2008	Australia	Westpac New Zealand Limited	New Zealand
Series 2008-1M WST Trust	Australia	Westpac NZ Covered Bond Limited[2]	New Zealand
Westpac Covered Bond Trust	Australia	Westpac NZ Securitisation Limited[2]	New Zealand
Westpac Equity Holdings Pty Limited	Australia	Westpac Securities NZ Limited	New Zealand
Westpac Financial Services Group Limited	Australia	Westpac Bank-PNG-Limited	Papua New Guinea

1.	Refer to Note 38 for details of assets and liabilities held for sale.
2.	The Group indirectly owns 19% of Westpac NZ Covered Bond Limited (WNZCBL) and Westpac NZ Securitisation Limited (WNZSL), however, due to contractual and structural arrangements both WNZCBL and WNZSL are considered to be controlled entities within the Group.

The following controlled entities have been granted relief from compliance with the balance date synchronisation provisions in the Corporations Act 2001: Westpac Cash PIE Fund; Westpac Notice Saver PIE Fund; and Westpac Term PIE Fund.

The following material controlled entities are not wholly owned:

Percentage Owned	2022	2021
Westpac Bank-PNG-Limited	89.9%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%

Note 30. Investments in subsidiaries and associates (continued)

Non-controlling interests

Details of the balance of NCIs are set out in Note 27. There are no NCIs that are material to the Group.

Significant restrictions

There were no other significant restrictions on the ability to transfer cash or other assets, pay dividends or other capital distributions, provide or repay loans and advances between the entities within the Group. There were also no significant restrictions on Westpac’s ability to access or use the assets and settle the liabilities of the Group resulting from protective rights of NCIs.

Associates

There are no associates that are material to the Group.

Changes in ownership of subsidiaries

Businesses acquired during the year ending 30 September 2022

During 2022, Westpac acquired MoneyBrilliant Pty Ltd (100% interest) on 13 December 2021.

Businesses disposed during the year ending 30 September 2022

Westpac sold its interest in the following business during the year:

●	Westpac Life-NZ- Limited (sold on 28 February 2022);
●	Westpac Motor Vehicle Dealer Finance and Novated Leasing business (sold on 24 March 2022); and
●	Westpac Life Insurance Services Limited (sold on 1 August 2022).

Refer to Notes 36 and 38 for further details of businesses disposed in 2022.

Businesses disposed during the year ending 30 September 2021

Westpac sold its interest in the following business during the year:

●	Westpac General Insurance Limited (sold on 1 July 2021);
●	Westpac General Insurance Services Limited (sold on 1 July 2021);
●	Westpac Vendor Finance business (sold on 31 July 2021); and
●	Westpac Lenders Mortgage Insurance Limited (sold on 31 August 2021).

Businesses disposed during the year ending 30 September 2020

No businesses were sold in 2020.